Northern Lights Fund Trust

Leader Short-Term Bond Fund

Leader Total Return Fund

Leader Global Bond Fund

Incorporated herein by reference is the definitive version of the supplement for Leader Short-Term Bond Fund, Leader Total Return Fund, Leader Global Bond Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 16, 2016 (SEC Accession No. 0001580642-15-004701).